Income Taxes (Details) - Schedule of effective tax rate for the years - CHINA	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of effective tax rate for the years [Line Items]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of favorable income tax rates	(8.10%)	(8.30%)	(23.80%)
Effect of temporary differences		0.60%	1.20%
Effect of non-deductible expenses	0.10%	7.70%	10.10%
Change in Valuation Allowance	4.10%
Effect of net operating loss carryforwards			(3.80%)
Effective tax rate-continuing operations	21.10%	25.00%	8.70%